Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movements in the carrying amount of property and equipment
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Cost
Balance as of December 31, 2025	3,253	6,876	14,152	21,030	45,311
Additions	853	214	679	472	2,218
Lease modifications	—	—	—	3,447	3,447
Disposals	—	(210)	(831)	—	(1,041)
Effect of translation	(58)	(76)	(273)	(556)	(963)
Balance as of June 30, 2026	4,048	6,804	13,727	24,393	48,972
Accumulated depreciation
Balance as of December 31, 2025	(1,365)	(3,434)	(10,994)	(10,355)	(26,148)
Depreciation charge	(302)	(502)	(719)	(2,574)	(4,097)
Accumulated depreciation on disposals	—	168	764	—	932
Lease modifications	—	—	—	675	675
Effect of translation	26	69	213	179	487
Balance as of June 30, 2026	(1,641)	(3,699)	(10,736)	(12,075)	(28,151)
Carrying amount as of December 31, 2025	1,888	3,442	3,158	10,675	19,163
Carrying amount as of June 30, 2026	2,407	3,105	2,991	12,318	20,821

Schedule of right of use assets and lease liabilities and movements during the period
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of USD	Right of use assets	Lease Liabilities
As of December 31, 2025	10,675	11,722
Additions	472	613
Depreciation	(2,574)	—
Interest expense	—	1,323
Lease modifications	4,122	4,139
Payments	—	(3,503)
Effect of translation	(377)	(367)
As of June 30, 2026	12,318	13,927